PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 5,111	$ 4,497
Additions, net of disposals	377	364
Assets held by subsidiaries disposed during the period	(653)
Non-cash disposals	(4)	3
Depreciation expense	(128)	(131)
Fair value adjustments	134	215
Net foreign currency exchange differences	(34)	163
Ending balance	4,803	5,111
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,197	3,696
Additions, net of disposals	367	358
Assets held by subsidiaries disposed during the period	(599)
Non-cash disposals	(1)	6
Depreciation expense	0	0
Fair value adjustments	0	0
Net foreign currency exchange differences	(29)	137
Ending balance	3,935	4,197
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(719)	(567)
Additions, net of disposals	10	6
Assets held by subsidiaries disposed during the period	163
Non-cash disposals	(3)	(3)
Depreciation expense	(128)	(131)
Fair value adjustments	0	0
Net foreign currency exchange differences	4	(24)
Ending balance	(673)	(719)
Accumulated fair value adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,633	1,368
Additions, net of disposals	0	0
Assets held by subsidiaries disposed during the period	(217)
Non-cash disposals	0	0
Depreciation expense	0	0
Fair value adjustments	134	215
Net foreign currency exchange differences	(9)	50
Ending balance	$ 1,541	$ 1,633